Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued salaries, wages, and bonuses	$ 484,340	$ 6,515,774
Finance right-of-use liability	56,012	68,310
Accrued professional fees	87,961	2,291,469
Embedded derivative of Legacy Bridger Series C Preferred Shares	0	1,039,330
Embedded derivative of Series A Preferred Stock	815,250	0
Warrant liabilities	5,329,975	0
Deferred underwriting fee payable	1,500,000	0
Freestanding derivative on Legacy Bridger Series C Preferred Shares	0	2,186,283
Accrued interest expense and other accrued liabilities	6,414,132	6,614,065
Total accrued expenses and other liabilities	14,687,670	18,715,231
Less: Current accrued expenses and other current liabilities	(7,823,154)	(18,669,572)
Long-term accrued expenses and other noncurrent liabilities	$ 6,864,516	45,659
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accrued salaries, wages, and bonuses		6,515,774	$ 1,636,000
Finance right-of-use liability		68,310	82,944
Accrued professional fees		2,291,469
Embedded derivative of Legacy Bridger Series C Preferred Shares		1,039,330
Freestanding derivative on Legacy Bridger Series C Preferred Shares		2,186,283
Accrued interest expense and other accrued liabilities		6,614,065	212,649
Total accrued expenses and other liabilities		18,715,231	1,931,593
Less: Current accrued expenses and other current liabilities		(18,669,572)	(474,644)
Long-term accrued expenses and other noncurrent liabilities		$ 45,659	$ 1,456,949